Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit limit (in Yuan Renminbi) | ¥		¥ 500,000
Impairment loss
Contract assets	320,348		$ 690,554
Contract liabilities	2,295,328		1,139,001
Revenue recognized contract liability	$ 1,071,372
Percentage of value added tax	6.00%	6.00%
Financial subsidies from local PRC government authorities	$ 1,294,964		1,363,757	$ 1,256,070
Expenses	$ 14,053,811		$ 15,861,290	$ 18,025,748
Tax benefit	50.00%	50.00%
Percentage of foreign currency	1.40%	1.40%	0.20%	8.30%
Cash and cash equivalents on deposit	$ 28,173,160		$ 29,116,431	$ 22,214,029
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.50%	13.50%
Recognition of Asset and Liability for Lease of Acquiree [Policy Text Block]			16.7%	21.4%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Trade and Other Accounts Receivable, Unbilled Receivables, Policy [Policy Text Block]	9.3%	9.3%	14.5%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	9.60%	9.60%
Recognition of Asset and Liability for Lease of Acquiree [Policy Text Block]			10.1%	9.4%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Trade and Other Accounts Receivable, Unbilled Receivables, Policy [Policy Text Block]	8.0%	8.0%	9.8%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	$ 28,173,160		$ 29,140,512
China [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	14,102,483		16,292,481
Hong Kong [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	7,437,479		10,815,654
Singapore [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	$ 3,389,970		$ 3,479,656